Cover Page	6 Months Ended
Jun. 30, 2021
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Entity Registrant Name	Soaring Eagle Acquisition Corp.
Entity Central Index Key	0001830214
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Amendment No. 1